Affiliated companies and other equity-method investees - Summary of Aggregate Carrying Amount and Fair Value of Investments in Affiliated Companies and Other Equity-Method Investees (Detail) (Affiliated companies and other equity-method investees [Member], JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Carrying amount	¥ 330,983	¥ 322,747
Fair value	¥ 429,854	¥ 404,967